Preferred and Common Stock (Details) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended				3 Months Ended		4 Months Ended			6 Months Ended			7 Months Ended		8 Months Ended	9 Months Ended			10 Months Ended									12 Months Ended
	Jan. 06, 2016 USD ($) shares	Jan. 31, 2015 USD ($) shares	Mar. 11, 2016 shares	Mar. 02, 2015 shares	Feb. 20, 2014 USD ($) $ / shares shares	Feb. 13, 2013 USD ($) shares	Apr. 01, 2016 USD ($) shares	Mar. 30, 2011 shares	Apr. 30, 2015 USD ($) shares	Apr. 24, 2015 USD ($) shares	Apr. 24, 2013 USD ($) shares	Jul. 01, 2016 USD ($) shares	Jul. 15, 2015 USD ($) shares	Jun. 30, 2015 $ / shares shares	Aug. 13, 2015 shares	Jul. 31, 2015 USD ($) shares	Aug. 31, 2012 USD ($) shares	Oct. 03, 2016 USD ($) shares	Oct. 02, 2015 USD ($) shares	Sep. 17, 2010 shares	Oct. 24, 2016 shares	Oct. 31, 2015 USD ($) shares	Oct. 27, 2015 $ / shares shares	Oct. 26, 2015 shares	Oct. 24, 2015 shares	Oct. 24, 2014 shares	Oct. 31, 2013 USD ($) $ / shares shares	Oct. 31, 2012 USD ($) shares	Oct. 29, 2010 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares
Preferred Stock
Preferred stock shares authorized																														10,000,000	10,000,000
Preferred stock - par value | $ / shares																														$ 0.0001	$ 0.0001
Share Based Compensation
Stock based compensation | $																														$ 864	$ 2,362	$ 5,254
Common Stock
Common stock shares authorized																														250,000,000	250,000,000
Common stock - par value | $ / shares																														$ 0.0001	$ 0.0001
Amount paid upon redemption | $																														$ 4,000	$ 5,500	0
Share repurchase program, Authorized amount | $																														50,000
Acquisition of treasury stock, cost | $																															9,904
Proceeds from issuance of common stock | $																														$ 0	$ 0	$ 54,289
Common stock shares issued																														150,582,990	149,782,990
Common stock shares outstanding																														150,582,990	149,782,990
Common Stock
Shares redeemed																														400,000	150,000
Conversion of Stock, Shares issued			1,200,000	200,000					200,000					64,800	200,000								108,000	200,000
Common Stock
Issuance of common shares, number of shares																																14,950,000
Share price | $ / shares					$ 3.85
Acquisition of treasury stock, shares																															2,704,752
Proceeds from issuance of common stock | $					$ 57,556
Proceeds from issuance of common stock, net of agents' and offering costs | $					$ 54,289
Common Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares converted								7,676,000
Series A Convertible Preferred Stock
Conversion of Stock, Shares converted			3,000
Preferred Stock
Preferred stock shares issued																														3,000		3,000
Preferred stock shares outstanding																															3,000	3,000
Redeemable Convertible Preferred Stock
Convertible Preferred Stock, Stock issued durind period, Shares																				3,000
Series C Convertible Preferred Stock
Preferred Stock
Preferred stock shares issued																														1,000	1,000	1,000
Preferred stock shares outstanding																														1,000	1,000	1,000
Series C Convertible Preferred Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares issued								1,000
Preferred Stock
Convertion ratio								7,676
Series B Convertible Preferred Stock
Conversion of Stock, Shares converted														162									378
Preferred Stock
Preferred stock - par value | $ / shares														$ 10									$ 10
Convertion ratio														0.04									0.02857
Preferred stock shares issued																													540		540	540
Preferred stock shares outstanding																														0	540	540
Redeemable Convertible Preferred Stock
Preferred stock - dividend rate percentage																													2.00%
Percentage of outstanding preferred stock mandatorily converted																													30.00%
Series B Convertible Preferred Stock | Minimum
Redeemable Convertible Preferred Stock
Preferred stock - Conversion price | $ / shares																													$ 25
Series B Convertible Preferred Stock | Maximum
Redeemable Convertible Preferred Stock
Preferred stock - Conversion price | $ / shares																													$ 35
Series D Convertible Preferred Stock
Shares redeemed		250							75							50						25									400
Conversion of Stock, Shares converted				200					200						200									200							800
Preferred Stock
Preferred stock shares outstanding																														0
Redeemable Convertible Preferred Stock
Convertible Preferred Stock, Stock issued durind period, Shares						300					300						300											300
Convertible Preferred Stock, Stock issued durind period, Value | $						$ 3,000					$ 3,000						$ 3,000											$ 3,000
Fair value of preferred stock | $						$ 3,000					$ 3,000						$ 3,000											$ 3,000		$ 0	$ 0	$ 12,000
Amount paid upon redemption | $		$ 2,500							$ 750							$ 500						$ 250
Preferred stock - dividend rate percentage																														6.00%
Redemption price per share | $ / shares																														$ 10
Maximum number of shares to be redeemed																														250
Convertible preferred stock - terms of conversion																														The Series D Preferred Stock mandatorily converted into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock had the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock.
Puttable Common Stock
Shares redeemed	100,000						100,000			25,000		100,000	50,000					100,000	75,000											400,000	150,000
Common Stock
Amount paid upon redemption | $	$ 1,000						$ 1,000			$ 250		$ 1,000	$ 500					$ 1,000	$ 750
Number of shares reclassified to puttable common stock				200,000					200,000						200,000									200,000							800,000
Preferred Stock
Conversion of Stock, Shares converted																														3,000	540
Mandatory conversion at maturity (30 months after issuance) | Series D Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Preferred stock - Conversion price | $ / shares																														$ 10
Conversion prior maturity dates | Series D Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Preferred stock - Conversion price | $ / shares																														$ 7
Over allotment option | Common Stock
Common Stock
Issuance of common shares, number of shares					1,950,000
Agents' Costs
Common Stock
Stock issuance costs | $					$ 3,022
Offering Costs
Common Stock
Stock issuance costs | $					$ 247
Restricted Stock
Share Based Compensation
Stock based compensation - restricted shares issued																											2,100,000
Vesting period																											3 years
Vesting percentage per year																											33.33%
Restricted stock grant date fair value | $ / shares																											$ 3.99
Restricted stock grant date fair value, total amount | $																											$ 8,379
Vested during the period																					700,005				700,001	699,994
Restricted shares outstanding																														0	700,005
Employee Stock Option
Share Based Compensation
Stock based compensation - shares issued																											1,500,000
Stock options - exercise price | $ / shares																											$ 3.91
Stock options - expiration term																											10 years
Stock options vested																					500,000				500,000	500,000
Option pricing model																											Adjusted Black-Scholes models
Stock options grant date fair value | $ / shares																											$ 0.79
Stock options fair value amount | $																											$ 1,188
Stock options outstanding																														0	500,000
Stock options weighted average period of recognition																														6 years 9 months 24 days